Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable Disclosure

Note 8 – Notes Payable

Notes payable represent promissory notes payable by the Company.

	March 31, 2013	December 31, 2012

Note payable to officers and shareholders of the Company. Principal along with accrued interest is due and payable on March 31, 2013. The notes bear interest at 18.5% and secured by all the assets of the Company.	$316,042	$165,738
Note payable secured by all the assets of Company and the guarantee of its President and CEO. The effective interest rate is 31%. The note is to be repaid in 12 blended monthly payments of $5,645.	35,361	46,737
Note payable to an officer of the Company due on December 31, 2013. The note bears interest at 7.49% and monthly principal payments of $2,691 plus accrued interest are required. The note is secured by all the assets of the Company.	37,663	45,734

	$389,066	$258,209

Note 13 — Notes Payable

Notes payable represent promissory notes payable by the Company.

Note payables to officers and shareholders of the Company. Principal along with accrued interest is due and payable on March 31, 2013. The notes bear interest at 18.5% and secured by all the assets of the Company.	$165,738
Note payable secured by all the assets of Company and the guarantee of its President and CEO. The effective interest rate is 31%. The note is to be repaid in 12 blended monthly payments of $5,645.	46,737
Note payable to an officer of the Company due on December 31, 2013. The note bears interest at 7.49% and monthly principal payments of $2,691 plus accrued interest are required.	45,734
Total Notes Payable outstanding as of December 31, 2012	$258,209

There were no short-term notes payable outstanding as of December 31, 2011.